MARKETABLE SECURITIES (Tables)	12 Months Ended
Jul. 31, 2025
Marketable securities:
Schedule of investment income (loss)
	2025	2024
Dividend and interest income	$26,836	$87,922
Net realized gain on sale of marketable securities	—	124,907
Total	$26,836	$212,829